LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease cost

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	3,055,021	3,586,026	4,216,897
Short‑term lease cost	41,582	47,769	39,941
Total	3,096,603	3,633,795	4,256,838

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,928,198	3,413,301	3,652,435
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	5,631,276	5,749,581	11,427,030

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Operating leases
Store leases	5,561,664	5,269,031
Administrative office leases	1,037,978	629,724
Leases of rental property management services	618,027	5,300,127
Land use rights	26,542	85,188
Total operating lease assets	7,244,211	11,284,070
Operating lease liabilities, current	2,752,795	4,972,345
Operating lease liabilities, non‑current	4,302,934	6,599,930
Total operating lease liabilities	7,055,729	11,572,275

Schedule of weighted-average remaining lease term and discount rate

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Operating leases
Store leases	5,561,664	5,269,031
Administrative office leases	1,037,978	629,724
Leases of rental property management services	618,027	5,300,127
Land use rights	26,542	85,188
Total operating lease assets	7,244,211	11,284,070
Operating lease liabilities, current	2,752,795	4,972,345
Operating lease liabilities, non‑current	4,302,934	6,599,930
Total operating lease liabilities	7,055,729	11,572,275

	For the Year Ended December 31,
	2020	2021	2022

Weighted‑average remaining lease term (in years)
Operating leases	3.15	3.25	2.90
Land use right	42.34	41.34	44.17

Weighted‑average discount rate
Operating leases	5.1%	4.8%	4.5%
Land use right	5.1%	5.3%	4.7%

Schedule of maturities of lease liabilities

As of
December 31,
2022
RMB
(in thousands)

2023	5,142,639
2024	3,916,301
2025	1,857,957
2026	622,691
2027	282,154
Thereafter	386,609
Total undiscounted lease payments	12,208,351
Less: imputed interest	(636,076)
Total lease liabilities	11,572,275

Schedule of maturities of undiscounted lease payments

As of
December 31,
2022
RMB
(in thousands)

2023	1,795,727
2024	344,883
2025	80,766
2026	8,314
2027	5,650
Thereafter	17,926
Total undiscounted lease payments	2,253,266